General and administrative expenses (Detail) - USD ($) $ in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2019		Jun. 30, 2018
General And Administrative Expenses [Line Items]
Occupancy		$ 91	$ 97	$ 224	$ 188		$ 456
Rent and maintenance of IT and other equipment		168	185	150	353		309
Communication and market data services		157	156	156	312		317
Administration		103	123	72	226		216
of which: UK and German bank levy		(32)	15	(26)	(17)		(26)
Marketing and public relations		72	65	85	138		170
Travel and entertainment		100	90	113	190		211
Professional fees		193	176	240	370		485
Outsourcing of IT and other services		259	271	351	530		711
Litigation, regulatory and similar matters	[1]	4	(8)	132	(4)		121
Other		28	32	11	60		46
Total general and administrative expenses		1,175	1,187	1,533	$ 2,362	[2]	$ 3,042	[2]
Recoveries from third parties		$ 1	$ 7	$ 10

[1]
Reflects the net increase in / (release of) provisions for litigation, regulatory and similar matters recognized in the income statement. Refer to Note 16 for more information. Also includes recoveries from third parties (second quarter of 2019: USD 1 million; first quarter of 2019: USD 7 million; second quarter of 2018: USD 10 million).

[2]	Prior year comparative figures in this table have been restated for the changes in Corporate Center cost and resource allocation to the business divisions effective 1 January 2019